Income Taxes - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2008	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 USD ($)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax assets, valuation allowance	$ 119	$ 2,775
Decrease in valuation allowance	2,656
Deferred tax liabilities represents withholding tax	$ 2,724
Withholding tax rate	5.00%
Withholding tax rate before treaty benefits	10.00%
Withholding tax rate after treaty benefits	5.00%
Unrecognized Tax Benefits	$ 561	904	$ 1,873					$ 1,681
Unrecognized tax benefits that would impact effective tax rate	561	904						$ 1,681
Unrecognized tax benefits, interest on income taxes expense	107	458
Unrecognized tax benefits, interest on income taxes accrued	305	$ 412
Minimum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	9,495
Maximum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	18,990
Sinovac Beijing
Income Tax [Line Items]
Undistributed earnings of domestic subsidiaries	189,898
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 1,932						¥ 12.6
Operating loss carryforwards expiration period	will expire from 2021 to 2030
Income tax statute of limitation for transfer pricing related matters	10 years
PRC Subsidiaries | Earliest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2015
PRC Subsidiaries | Latest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2020
PRC Subsidiaries | Minimum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
PRC Subsidiaries | Maximum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	5 years
Income tax examination conduct years	5 years
Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	16.50%
Singapore
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%
PRC
Income Tax [Line Items]
Lower withholding tax rate on dividends distributed by foreign invested enterprises	5.00%
Higher withholding tax rate on dividends distributed by foreign invested enterprises	10.00%
PRC | Sinovac Beijing
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
Income taxes preferential income tax rate	15.00%
PRC | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%